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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [_]      is a restatement.
                                             [_]      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Management Company (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  28-7216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Vice President
Phone:            212-333-9888

Signature, Place, and Date of Signing:


/S/ PETER A. HURWITZ                New York, New York         November 14, 2001
---------------------------         ------------------         -----------------
[Signature]                         [City, State]              [Date]

(a) Dr. Purnendu Chatterjee is the sole shareholder of Chatterjee Management Company.



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     0
                                                                    ----
Form 13F Information Table Entry Total:                                13
                                                                    -----
Form 13F Information Table Value Total:                            $22,618
                                                                    ------
                                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE



                                                    Chatterjee Management Company
                                                     Form 13F Information Table
                                                  Quarter Ended September 30, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                  Title of                Value       Shares/          Put/  Investment  Other      Voting Authority
Name of Issuer                     Class    CUSIP        (x $1000)    Prn Amt   Sh/Prn Call  Discretion  Managers
                                                                                                                   Sole  Shared None

------------------------------------------------------------------------------------------------------------------------------------
ANSWERTHINK INC                    COM    036916104         $30        6,395    SH   SOLE                 6,395
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
CCC INFORMATION SVCS GROUP INC     COM    12487Q109     $10,656    1,457,700    SH   SOLE             1,457,700
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL INC            COM    204912109        $636       24,700    SH   SOLE                24,700
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
EXODUS COMMUNICATIONS INC          COM    302088109          $8       44,836    SH   SOLE                44,836
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
INFOSPACE INC                      COM    45678T102         $13        8,824    SH   SOLE                 8,824
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
INTERWOVEN INC                     COM    46114T102        $126       32,748    SH   SOLE                32,748
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
MPOWER COMMUNICATIONS CORP         COM    62473J106         $19       96,929    SH   SOLE                96,929
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PRIMUS TELECOMMUNICATIONS GRP      COM    741929103        $213      343,690    SH   SOLE               343,690
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PROMOTIONS COM INC                 COM    74341U106         $40      200,000    SH   SOLE               200,000
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
RCN CORP                           COM    749361101        $258       80,539    SH   SOLE                80,539
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
SELECTICA INC                      COM    816288104        $926      385,659    SH   SOLE               385,659
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
SYBASE INC                         COM    871130100      $9,693    1,042,272    SH   SOLE             1,042,272
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
WEBVAN GROUP INC                   COM    94845V103          $0      100,000    SH   SOLE               100,000
-----------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY: 13 DATA RECORDS                                $22,618            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
